Financial assets and liabilities - Narrative (Details) ₩ in Billions					3 Months Ended	6 Months Ended
	May 16, 2018 USD ($)	May 11, 2018 USD ($)	May 11, 2018 KRW (₩)	May 08, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	May 15, 2018 USD ($)	May 07, 2018	Dec. 31, 2017 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Derivative financial assets					$ 4,554,000	$ 4,554,000				$ 3,554,000
Non-current derivative financial assets					570,000	570,000				2,647,000
Current derivative financial assets					3,984,000	3,984,000				907,000
Derivative financial liabilities					4,473,000	4,473,000				5,193,000
Disclosure of detailed information about borrowings [line items]
Borrowings expected reduction to interest paid				$ 2,400,000
Cash receipts from termination of interest cap	$ 4,000,000
Amortisation of transaction costs					1,700,000	$ 2,119,000	$ 2,437,000
Transaction costs capitalised					$ 700,000
US Denominated Credit Facility Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.00%					2.50%
Borrowings decrease in interest rate				0.50%
Annual principal amount paid, percentage					0.50%	0.50%
Borrowings					$ 286,669,000	$ 286,669,000				288,426,000
EUR Denominated Credit Facility Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.25%					2.50%
Borrowings decrease in interest rate				0.25%
Annual principal amount paid, percentage					0.50%	0.50%
Borrowings					$ 382,450,000	$ 382,450,000				$ 395,808,000
KEB Hana Bank Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings		$ 12,300,000	₩ 13.3
Cross Currency Swap Effective May 15, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings expected reduction to interest paid		4,700,000.0
Nominal amount of hedging instrument		$ 235,000,000
Cross Currency Swap Effective January 1, 2015
Disclosure of detailed information about borrowings [line items]
Nominal amount of hedging instrument					$ 180,000,000	$ 180,000,000
Reserve for hedges of a net investment in foreign operation | Cross Currency Swap Effective January 1, 2015
Disclosure of detailed information about borrowings [line items]
Accumulated other comprehensive loss								$ 2,200,000